FINANCIAL INSTRUMENTS - Cash Flow Hedges and Other Derivatives, Fair Value (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Cash Flow Hedging
Cash Flow Hedges, Fair Value
Asset	$ 0.4	$ 3.6
Liability	0.6	1.0
Cash Flow Hedging | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	0.4	3.0
Cash Flow Hedging | Foreign exchange contracts | Other accrued liabilities
Cash Flow Hedges, Fair Value
Liability	0.6	1.0
Cash Flow Hedging | Commodity contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset		0.5
Cash Flow Hedging | Commodity contracts | Other assets
Cash Flow Hedges, Fair Value
Asset		0.1
Not designated as hedging instruments | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	3.5	1.6
Not designated as hedging instruments | Foreign exchange contracts | Other accrued liabilities
Cash Flow Hedges, Fair Value
Liability	$ 5.6	$ 6.8